Equity (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Stock Option Activity

A summary of the stock option activity for the year ended December 31, 2017 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of December 31, 2016	2,615,461	$37.21
Granted	2,139,698	20.41
Exercised	(604,536)	10.84
Forfeited	(819,670)	35.89
Options outstanding as of December 31, 2017	3,330,953	$31.53
Options exercisable as of December 31, 2017	1,109,094	$49.68

Schedule of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2017:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2017	Life in Years	Price	2017	Price
$2.74	-	$9.32	14,539	4.08	$6.77	$14,536	$6.77
$19.66	-	$19.66	1,351,385	8.94	19.66	30,339	19.66
$19.96	-	$24.66	887,398	8.57	21.94	282,367	22.55
$27.83	-	$120.51	1,077,631	5.52	54.59	781,852	61.45
			3,330,953	$7.71	$31.53	1,109,094	$49.68

Aggregate intrinsic value (U.S. $ in thousands)			$597			$201

Summary of RSUs activity

A summary of the Company’s RSUs activity for the year ended December 31, 2017 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair
Unvested RSUs outstanding as of December 31, 2016	267,756	$72.17
Granted	278,514	20.18
Vested	(130,884)	75.09
Forfeited	(113,223)	51.10
Unvested RSUs outstanding as of December 31, 2017	302,163	$30.88

Schedule of Equity classified stock-based compensation

Stock-based compensation expense for stock options and equity classified RSUs included in the Company’s Statements of Operations were allocated as follows:

	2017	2016	2015
	(U.S. $ in thousands)
Cost of sales	$2,580	$2,780	$5,381
Research and development, net	3,503	4,768	5,759
Selling, general and administrative	11,639	13,225	18,870
Total stock-based compensation expenses	$17,722	$20,773	$30,010

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive loss before reclassifications	1,315	5,834	7,149
Amounts reclassified from accumulated other comprehensive loss	(961)	268	(693)
Other comprehensive income (loss)	354	6,102	6,456
Balance as of December 31, 2017	$330	$(7,353)	$(7,023)

	Year ended December 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before reclassifications	523	(2,788)	(2,265)
Amounts reclassified from accumulated other comprehensive loss	(440)	-	(440)
Other comprehensive income (loss)	83	(2,788)	(2,705)
Balance as of December 31, 2016	$(24)	$(13,455)	$(13,479)

	Year ended December 31, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before reclassifications	(288)	(8,263)	$(8,551)
Amounts reclassified from accumulated other comprehensive loss	1,424	-	$1,424
Other comprehensive income (loss)	1,136	(8,263)	(7,127)
Balance as of December 31, 2015	$(107)	$(10,667)	$(10,774)

Employee Stock Option [Member]
Schedule of Stock Option Assumptions

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2017, 2016 and 2015. The following assumptions were applied in determining the options’ fair value on their grant date:

	2017	2016	2015
Risk-free interest rate	1.8%-2.2%	1.1%-1.5%	1.6% - 1.9%
Expected option term (years)	5.1-6.0	5.2-6.0	6
Expected share price volatility	52.6%-54.0%	53.6%-56.1%	50.1%-53.5%
Dividend yield	-	-	-
Weighted average grant date fair value	$11.10	$12.36	$15.49